Accounts payable (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Accounts Payable	Accounts payables consist of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Accounts payables	7,666	4,025
Accrued liabilities	17,540	9,031

Total	25,206	13,056